PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction	Total
Cost
Balance at December 31, 2023	480	9,613	7,048	2,027	588	19,756
Additions and transfers	4	452	416	141	(79)	934
Change in decommissioning provision	—	8	21	4	—	33
Acquisition (Note 4)	200	4,538	1,509	41	57	6,345
Foreign exchange	12	216	105	2	5	340
Dispositions and other	(2)	(38)	(4)	(94)	(6)	(144)
Balance at December 31, 2024	694	14,789	9,095	2,121	565	27,264
Additions and transfers	(2)	77	208	54	444	781
Change in decommissioning provision	—	44	33	2	—	79
Foreign exchange	(8)	(160)	(80)	(2)	(2)	(252)
Dispositions and other	(34)	(25)	(42)	(36)	(6)	(143)
Balance at December 31, 2025	650	14,725	9,214	2,139	1,001	27,729

Depreciation
Balance at December 31, 2023	38	2,083	1,316	521	—	3,958
Depreciation	8	268	259	92	—	627
Dispositions and other	1	(16)	19	(63)	—	(59)
Balance at December 31, 2024	47	2,335	1,594	550	—	4,526
Depreciation	9	311	302	82	—	704
Transfers	(1)	15	4	(18)	—	—
Dispositions and other	—	(23)	(25)	(3)	—	(51)
Balance at December 31, 2025	55	2,638	1,875	611	—	5,179

Carrying amounts
Balance at December 31, 2024	647	12,454	7,501	1,571	565	22,738
Balance at December 31, 2025	595	12,087	7,339	1,528	1,001	22,550

Assets subject to operating leases
Balance at December 31, 2024	43	649	564	111	—	1,367
Balance at December 31, 2025	42	635	535	123	—	1,335
Property, Plant and Equipment Under Construction
For the year ended December 31, 2025, included in additions and transfers are capitalized borrowing costs related to the construction of new pipelines or facilities amounting to $27 million (2024: $23 million), with capitalization rates ranging from 4.55 percent to 4.63 percent (2024: 4.45 percent to 4.75 percent).
Depreciation
Pipeline assets, facilities and equipment are depreciated using the straight-line method with remaining useful life of one to 75 years with the majority of assets depreciated over 40 years. Cavern storage and other assets are depreciated using the straight-line method over five to 40 years with the majority of assets depreciated over 40 years. These rates are established to depreciate remaining net book value over the shorter of their useful lives or economic lives.
Alliance Negotiated Settlement
On December 12, 2024, Pembina announced that the Canada Energy Regulatory ("CER") had initiated a toll review of the Alliance Canada pipeline assets. As the toll review continued into the first quarter of 2025, Pembina performed an impairment test during that quarter for the CGU that includes the Alliance Canada assets. The test determined that the recoverable amount of the CGU exceeded the carrying value of $6.3 billion as of March 31, 2025 and as a result, no impairment was recognized.
The recoverable amount calculated in the first quarter of 2025, was determined using a fair value less costs of disposal approach by discounting the projected future cash flows, including probability-weighted settlement outcomes for the Alliance Canada assets (Level 3). The recoverable amount was sensitive to changes in key assumptions, including the outcome of the CER toll review, and the after-tax discount rate of 7.9 percent used to discount the projected cash flows and changes in the commodity price environment. A 1.1 percent increase in the discount rate would have reduced the recoverable amount of the CGU to its carrying value.
At the time the impairment test was performed, the recoverable amount was also sensitive to possible changes to the estimated outcome of the CER toll review. On September 15, 2025, the CER approved the negotiated settlement (the "Alliance Negotiated Settlement") between Alliance Pipeline Limited Partnership ("Alliance") and shippers and interested parties on the Canadian portion of the Alliance Pipeline. The settlement outcome approved by the CER was within the expected range of outcomes used in the impairment test performed in the first quarter of 2025.